UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006	Syosset, NY 11791-9006
(Address of principal executive offices)	(Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | March 31, 2016 (Unaudited)

	Shares	Market Value
Common Stocks 97.36%
Diversified REITs 1.94%
American Assets Trust, Inc.	10,000	$399,200
WP Carey, Inc.	30,000	1,867,200

		2,266,400
Energy 4.91%
Calumet Specialty Products Partners LP	46,364	544,777
Cheniere Energy Partners LP	8,100	233,604
Enterprise Products Partners LP	51,802	1,275,365
Magellan Midstream Partners LP	15,000	1,032,000
MPLX LP	22,486	667,609
Spectra Energy Partners LP	7,555	363,547
Sunoco Logistics Partners LP	7,500	188,025
Sunoco LP	5,650	187,185
USA Compression Partners LP	50,000	587,500
Western Gas Partners LP	14,980	650,282

		5,729,894
Financials 0.49%
NorthStar Asset Management Group, Inc.	50,000	567,500

Health Care REITs 3.06%
Ventas, Inc.	37,650	2,370,444
Welltower, Inc.	17,300	1,199,582

		3,570,026
Hotel & Resort REITs 12.37%
Apple Hospitality REIT, Inc.	53,488	1,059,597
Ashford Hospitality Prime, Inc.	33,100	386,277
Ashford Hospitality Trust, Inc.	115,125	734,497
Chesapeake Lodging Trust	33,200	878,472
DiamondRock Hospitality Co.	275,350	2,786,542
FelCor Lodging Trust, Inc.	273,626	2,221,843
HCP, Inc.	34,418	1,121,338
Hersha Hospitality Trust	80,000	1,707,200
Pebblebrook Hotel Trust	112,400	3,267,468
Sotherly Hotels, Inc.	52,000	267,280

		14,430,514
Industrial REITs 4.27%
DCT Industrial Trust, Inc.	14,214	561,027
Prologis, Inc.	100,000	4,418,000

		4,979,027
Mortgage REITs 2.60%
Blackstone Mortgage Trust, Inc.	45,000	1,208,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	83,567	1,606,158
Starwood Property Trust, Inc.	11,350	214,856

		3,029,714

See accompanying notes which are an integral part of these schedule of investments.

Office REITs 11.20%
Boston Properties, Inc.	24,000	3,049,920
City Office REIT, Inc.	127,258	1,450,741
Hudson Pacific Properties, Inc.	90,000	2,602,800
Kilroy Realty Corp.	45,000	2,784,150
SL Green Realty Corp.	23,050	2,233,084
Vornado Realty Trust	10,000	944,300

		13,064,995
Residential REITs 24.79%
American Campus Communities, Inc.	12,400	583,916
Apartment Investment & Management Co.	73,530	3,075,025
AvalonBay Communities, Inc.	23,660	4,500,132
Camden Property Trust	25,000	2,102,250
Education Realty Trust, Inc.	25,350	1,054,560
Equity LifeStyle Properties, Inc.	13,550	985,491
Equity Residential	54,025	4,053,496
Essex Property Trust, Inc.	17,971	4,202,698
Mid-America Apartment Communities, Inc.	43,972	4,494,378
Sun Communities, Inc.	18,200	1,303,302
UDR, Inc.	66,306	2,554,770

		28,910,018
Retail REITs 16.52%
Federal Realty Investment Trust	40,000	6,242,000
General Growth Properties, Inc.	38,300	1,138,659
Kimco Realty Corp.	74,250	2,136,915
Regency Centers Corp.	20,000	1,497,000
Simon Property Group, Inc. (a)	39,750	8,255,677

		19,270,251
Specialized REITs 15.21%
CoreSite Realty Corp.	40,000	2,800,400
CubeSmart	20,000	666,000
CyrusOne, Inc.	25,000	1,141,250
Digital Realty Trust, Inc.	50,000	4,424,500
DuPont Fabros Technology, Inc.	10,000	405,300
Extra Space Storage, Inc.	25,000	2,336,500
QTS Realty Trust, Inc., Class A	47,000	2,226,860
Sovran Self Storage, Inc.	31,700	3,739,015

		17,739,825
Total Common Stocks (Cost $81,488,249)		113,558,164
Preferred Stocks 2.09%
Diversified Banks 0.09%

Wells Fargo & Co., Series W, 5.70%	4,000	103,600

See accompanying notes which are an integral part of these schedule of investments.

Retail REITs 0.59%
National Retail Properties, Inc., Series E, 5.70%	26,364	685,991

Specialized REITs 1.41%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	166,500
Digital Realty Trust, Inc., Series I, 6.35%	10,000	258,000
Digital Realty Trust, Inc., Series E, 7.00%	6,000	152,940
Public Storage, Series W, 5.20%	6,000	153,480
Public Storage, Series Z, 6.00%	6,000	165,360
Public Storage, Series B, 5.40%	29,200	746,352

		1,642,632
Total Preferred Stocks (Cost $2,374,844)		2,432,223
Municipal Bonds 0.47%
Franklin County Convention Facilities Authority, Revenue Bond, 6.54%, 12/1/36	140,000	172,518
Miami-Dade County Educational Facilities Authority, Revenue Bond, 5.07%, 4/1/50	100,000	112,121
Port Authority of New York & New Jersey, Revenue Bond, 4.82%, 6/1/45	250,000	263,873
Total Municipal Bonds (Cost $540,885)		548,512
Total Investments – 99.92% (Cost $84,403,978)		116,538,899
Other Assets in Excess of Liabilities – 0.08%		96,912

NET ASSETS – 100.00%		$116,635,811

(a)	All or a portion of the security is held as collateral for written call options.

REIT - Real Estate Investment Trust

At March 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$37,325,449
Gross unrealized depreciation	(5,185,457)

Net unrealized appreciation	$32,139,989
Aggregate cost of securities for income tax purposes	$84,398,910

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF WRITTEN OPTIONS | March 31, 2016 (Unaudited)

	Outstanding Contracts	Market Value
Written Call Options (0.01)%
Simon Property Group, Inc./ May 2016/ Strike $210.00 (a)	(24)	$(8,328)
Simon Property Group, Inc./ July 2016/ Strike $220.00 (a)	(24)	(5,280)

Total Written Call Options (Premiums Received $11,374)		$(13,608)

(a)	Each call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | March 31, 2016 (Unaudited)

	Shares	Market Value
Common Stocks 93.86%
Consumer Discretionary 11.04%
CBS Corp., Class B	6,400	$352,576
Comcast Corp., Class A	12,400	757,392
Delphi Automotive PLC	3,600	270,072
Home Depot, Inc. (The) (a)	17,800	2,375,054
McDonald’s Corp.	9,380	1,178,878
Ross Stores, Inc.	6,200	358,980
Walt Disney Co. (The)	22,000	2,184,820
Wyndham Worldwide Corp.	5,500	420,365

		7,898,137
Consumer Staples 10.52%
Altria Group, Inc.	25,700	1,610,362
Coca-Cola Co.(The)	15,700	728,323
ConAgra Foods, Inc.	4,700	209,714
Kimberly-Clark Corp.	7,000	941,570
Kraft Heinz Co. (The)	2,999	235,601
PepsiCo, Inc.	9,150	937,692
Philip Morris International, Inc.	9,400	922,234
Procter & Gamble Co. (The)	4,900	403,319
Rite Aid Corp. *	59,050	481,258
Walgreens Boots Alliance, Inc.	8,350	703,404
Wal-Mart Stores, Inc.	5,124	350,943

		7,524,420
Energy 5.99%
Boardwalk Pipeline Partners LP	7,200	106,128
Chevron Corp.	6,600	629,640
ConocoPhillips	5,550	223,499
EOG Resources, Inc.	4,700	341,126
Exxon Mobil Corp.	18,300	1,529,697
Halliburton Co.	7,100	253,612
Schlumberger Ltd.	6,375	470,156
Tesoro Corp.	2,000	172,020
Valero Energy Corp.	8,700	558,018

		4,283,896
Financials 10.83%
American Express Co.	10,000	614,000
Bank of America Corp.	43,100	582,712
Blackstone Group LP (The)	14,200	398,310
Capital One Financial Corp.	2,500	173,275
Citigroup, Inc.	14,500	605,375
CME Group, Inc.	1,100	105,655
FNF Group, Class A	2,500	84,750
Goldman Sachs Group, Inc.(The)	4,615	724,463
Hartford Financial Services Group, Inc.(The)	14,000	645,120

See accompanying notes which are an integral part of these schedule of investments.

JPMorgan Chase & Co.	20,227	1,197,843
MetLife, Inc.	10,875	477,848
Prudential Financial, Inc.	6,000	433,320
Travelers Cos., Inc.(The)	4,500	525,195
U.S. Bancorp	9,700	393,723
Wells Fargo & Co.	16,186	782,755

		7,744,344
Health Care 16.50%
AbbVie, Inc.	7,700	439,824
Aetna, Inc.	3,800	426,930
Allergan PLC *	4,300	1,152,529
Amgen, Inc.	3,250	487,273
Bristol-Myers Squibb Co.	8,700	555,756
Celgene Corp.*	4,000	400,360
Cigna Corp.	2,000	274,480
Gilead Sciences, Inc.	8,000	734,880
Humana, Inc.	3,000	548,850
Johnson & Johnson (a)	12,010	1,299,482
McKesson Corp.	5,000	786,250
Medtronic PLC	10,229	767,175
Merck & Co., Inc.	15,500	820,105
Mylan NV *	9,600	444,960
Pfizer, Inc.	16,900	500,916
Quest Diagnostics, Inc.	2,500	178,625
Thermo Fisher Scientific, Inc.	2,700	382,293
UnitedHealth Group, Inc.	12,400	1,598,360

		11,799,048
Industrials 6.22%
3M Co.	5,650	941,459
Boeing Co.(The)	5,200	660,088
Caterpillar, Inc.	3,000	229,620
CSX Corp.	10,000	257,500
General Electric Co.	32,881	1,045,287
Honeywell International, Inc.	6,200	694,710
Masco Corp.	5,000	157,250
Tyco International PLC	7,700	282,667
United Technologies Corp.	1,800	180,180

		4,448,761
Information Technology 20.54%
Accenture PLC, Class A	3,000	346,200
Adobe Systems, Inc. *	4,200	393,960
Apple, Inc.	25,200	2,746,548
Applied Materials, Inc.	17,800	377,004
Cisco Systems, Inc.	24,500	697,515
Cognizant Technology Solutions Corp., Class A *	10,100	633,270
Corning, Inc.	13,200	275,748
EMC Corp.	7,000	186,550
Hewlett Packard Enterprise Co.	11,000	195,030

See accompanying notes which are an integral part of these schedule of investments.

HP, Inc.	11,000	135,520
Intel Corp.	26,400	854,040
International Business Machines Corp.	2,858	432,844
MasterCard, Inc., Class A	9,000	850,500
Microsoft Corp.	34,450	1,902,673
NetApp, Inc.	3,000	81,870
Oracle Corp.	24,800	1,014,568
Paychex, Inc.	6,200	334,862
QUALCOMM, Inc.	8,800	450,032
Symantec Corp.	21,100	387,818
Texas Instruments, Inc.	14,925	856,993
Visa, Inc.	20,100	1,537,248

		14,690,793
Materials 2.48%
Ball Corp.	3,100	220,999
Dow Chemical Co.(The)	8,650	439,939
EI du Pont de Nemours & Co.	11,000	696,520
Lyondellbasell Industries NV, Class A	4,850	415,063

		1,772,521
Real Estate Investment Trusts 4.47%
American Campus Communities, Inc.	6,850	322,567
Apartment Investment & Management Co., Class A	2,500	104,550
Apple Hospitality REIT, Inc.	11,600	229,796
Digital Realty Trust, Inc.	5,400	477,846
Education Realty Trust, Inc.	16,650	692,640
Essex Property Trust, Inc.	500	116,930
Prologis, Inc.	5,000	220,900
Public Storage	1,400	386,162
Simon Property Group, Inc.	2,600	539,994
Spirit Realty Capital, Inc.	9,000	101,250

		3,192,635
Telecommunication Services 3.18%
AT&T, Inc.	28,350	1,110,469
CenturyLink, Inc.	1,800	57,528
Verizon Communications, Inc.	20,440	1,105,395

		2,273,392
Utilities 2.09%
American Electric Power Co., Inc.	1,750	116,200
NextEra Energy, Inc.	4,100	485,194
WEC Energy Group, Inc.	14,900	895,043

		1,496,437
Total Common Stocks (Cost $42,231,858)		67,124,384
Preferred Stocks 4.86%
Consumer Staples 0.15%
CHS, Inc., Series 3, 6.75%	2,000	53,140
CHS, Inc., Series 4, 7.50%	2,000	55,660

		108,800

See accompanying notes which are an integral part of these schedule of investments.

Energy 0.32%
Callon Petroleum Co., Series A, 10.00%	5,000	227,950

Financials 2.74%
Aegon NV, 6.38%	5,000	126,950
Aegon NV, 8.00%	3,000	80,970
American Financial Group, Inc., 6.00%	5,300	134,620
AmTrust Financial Services, Inc., 7.50%	2,500	62,825
Bank of America Corp., Series CC, 6.20%	4,000	104,200
Bank of America Corp., Series W, 6.63%	2,000	53,580
BGC Partners, Inc., 8.13%	5,000	130,850
Capital One Financial Corp., Series D, 6.70%	2,000	54,320
Charles Schwab Corp. (The), Series C, 6.00%	2,000	52,760
Citigroup, Inc., Series L, 6.88%	3,000	81,450
First Republic Bank, Series F, 5.70%	5,000	129,250
Hancock Holding Co., 5.95%	2,500	62,500
JPMorgan Chase & Co., Series BB, 6.15%	4,000	104,360
JPMorgan Chase & Co., Series T, 6.70%	2,000	55,400
JPMorgan Chase & Co., Series Y, 6.13%	4,000	104,760
KKR Financial Holdings LLC, Series A, 7.38%	3,000	80,700
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	168,070
Oxford Lane Capital Corp., 8.13%	2,000	50,000
Prospect Capital Corp., 6.25%	4,000	92,640
Torchmark Corp., 6.13%	5,000	125,700
Wells Fargo & Co., Series W, 5.70%	4,000	103,600

		1,959,505
Health Care 0.10%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	75,775

Information Technology 0.14%
eBay, Inc., 6.00%	4,000	100,800

Real Estate Investment Trusts 0.53%
American Capital Agency Corp., 7.75%	3,000	73,500
Digital Realty Trust, Inc., Series H, 7.38%	5,000	138,750
Digital Realty Trust, Inc., Series I, 6.35%	2,500	64,500
Public Storage, Series B, 5.40%	4,000	102,240

		378,990
Telecommunication Services 0.73%
Qwest Corp., 6.63%	2,500	61,600
Qwest Corp., 6.88%	2,000	51,000
Qwest Corp., 7.00%	2,500	64,250
Qwest Corp., 7.00%	5,000	127,400
Telephone & Data Systems, Inc., 7.00%	4,000	101,200
United States Cellular Corp., 7.25%	2,500	62,875
United States Cellular Corp., 7.25%	2,000	51,160

		519,485

See accompanying notes which are an integral part of these schedule of investments.

Utilities 0.15%
Entergy New Orleans, Inc., 5.50%	2,000	50,880
Southern Co. (The), 6.25%	2,000	54,660

		105,540
Total Preferred Stocks (Cost $3,380,974)		3,476,845
Money Market 1.33%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.43% (b)	952,501	952,501
Total Money Market (Cost $952,501)		952,501
Total Investments – 100.05% (Cost $46,565,333)		71,553,730
Liabilities in Excess of Other Assets – (0.05)%		(34,518)

NET ASSETS – 100.00%		$71,519,212

(a)	All or a portion of this security is held as collateral for written call options.
(b)	Rate disclosed is the seven day yield as of March 31, 2016.
*	Non-income producing security.

REIT – Real Estate Investment Trust

At March 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$25,619,315
Gross unrealized depreciation	(629,680)

Net unrealized appreciation	$24,989,635
Aggregate cost of securities for income tax purposes	$46,564,095

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF WRITTEN OPTIONS | March 31, 2016 (Unaudited)

	Outstanding Contracts	Market Value
Written Call Options (0.01)%
Johnson & Johnson/ April 2016/ Strike $110.00 (a)	(50)	$(1,600)
Home Depot, Inc./ May 2016/ Strike $135.00 (a)	(15)	(4,260)

Total Written Call Options (Premiums Received $6,552)		$(5,860)

(a)	Each call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | March 31, 2016 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.21%
Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,151

Alaska 0.65%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	103,985
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	103,806
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Series A, Callable 04/21/16 @ 100, (OID), 5.00%, 06/01/32	500,000	482,765

		690,556
Arizona 0.21%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	110,821
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,716

		223,537
California 2.60%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	307,297
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	104,554
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	56,054
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	284,377
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, 5.00%, 08/01/33	250,000	302,357
State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	308,700
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	114,305
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	544,580
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	250,000	273,602
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	294,670
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	159,541
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,671

		2,772,708

See accompanying notes which are an integral part of these schedule of investments.

Colorado 0.58%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	113,818
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 05/06/16 @ 100, (OID), 6.00%, 12/01/33	500,000	501,145

		614,963
Connecticut 10.14%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	30,000	31,529
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	250,495
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G-REMK 11/15/12, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	250,965
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	255,723
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	226,943
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	105,102
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	154,274
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	251,013
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	260,073
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	250,000	256,948
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	771,180
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	256,115
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	515,240
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	114,578
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	150,000	163,985
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	100,000	107,538
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	517,005
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	113,570
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	484,590
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	137,755

See accompanying notes which are an integral part of these schedule of investments.

Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	111,508
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	544,605
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	527,720
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	105,881
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	259,445
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	531,205
State of Connecticut, General Obligation Unlimited, Series F, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	308,387
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	430,876
State of Connecticut, General Obligation Unlimited, Series B, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	301,730
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	600,665
State of Connecticut, General Obligation Unlimited, Series B, 5.00%, 06/15/24	250,000	305,575
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	267,247
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	529,688
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	116,372
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	298,277
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	292,015
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,883

		10,812,700
District of Columbia 1.57%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	505,000	555,934
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	340,954
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	293,784
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	181,344
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	299,562

		1,671,578

See accompanying notes which are an integral part of these schedule of investments.

Florida 8.55%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	170,606
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	141,755
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	119,672
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	560,485
City of Orlando, FL, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,149,710
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	124,499
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	284,730
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	274,827
County of Miami-Dade, FL Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	174,614
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	184,862
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	287,265
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	114,366
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	151,481
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	83,217
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	117,099
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	118,108
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	587,860
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	232,830
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	251,125
JEA Electric System Revenue, Revenue Bonds, Series 3-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	501,940
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	520,047
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	252,215
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	339,030
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	458,240
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	179,682

See accompanying notes which are an integral part of these schedule of investments.

Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	52,525
School Board of Miami-Dade County/The, Certificate Participation, Series D, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,460,000	1,574,333
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	114,107

		9,121,230
Georgia 1.71%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	280,762
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	376,499
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Callable 05/01/25 @ 100, 5.00%, 11/01/34	200,000	238,922
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	283,010
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	106,712
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	179,984
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	59,489
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	294,952

		1,820,330
Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,973

Illinois 1.41%
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	192,257
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	118,876
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	263,657
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	240,020
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	298,342
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	278,642
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	115,052

		1,506,846
Indiana 2.83%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	294,614
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	115,000	129,472

See accompanying notes which are an integral part of these schedule of investments.

Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	278,055
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,311,520

		3,013,661
Iowa 0.32%
Iowa Finance Authority, Revenue Bonds, Series A-REMK, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	337,854

Kansas 0.26%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	275,742

Kentucky 0.35%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	372,567

Louisiana 0.85%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	512,895
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	113,572
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	285,857

		912,324
Maine 1.07%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	510,775
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	261,403
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	99,129
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	102,981
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	102,064
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	62,739

		1,139,091
Maryland 1.76%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	257,668
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	488,806
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	548,305

See accompanying notes which are an integral part of these schedule of investments.

Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	165,906
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	65,195
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	353,622

		1,879,502
Massachusetts 0.96%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	55,000	59,247
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	125,000	134,846
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	142,168
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	158,433
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	190,729
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	105,146
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	105,483
Massachusetts School Building Authority, Revenue Bonds, Series C, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	127,058

		1,023,110
Michigan 3.20%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 05/06/16 @ 100, 6.00%, 12/01/35	500,000	500,045
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	115,482
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	867,345
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	734,282
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	70,000	74,416
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	257,028
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	571,254
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	293,977

		3,413,829
Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	280,755

See accompanying notes which are an integral part of these schedule of investments.

Missouri 0.95%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	300,622
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	100,814
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	520,815
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	85,000	89,826

		1,012,077
Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	299,152

Nevada 0.84%
City of Reno, NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	54,505
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	50,000	52,282
Nevada System of Higher Education, Certificate Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	794,311

		901,098
New Hampshire 0.11%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	117,354

New Jersey 11.39%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	280,070
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	188,709
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,081,590
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	997,142
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	105,520
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	320,736
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	295,060
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	603,250
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	237,732
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	297,885

See accompanying notes which are an integral part of these schedule of investments.

New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	108,308
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	70,695
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	180,000	195,215
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	85,000	88,601
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	1,175,000	1,230,953
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series D, Callable 12/15/24 @ 100, 5.00%, 06/15/32	750,000	806,857
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.00%, 06/15/21	150,000	164,778
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,053,210
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	150,000	164,324
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	238,348
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	100,000	104,404
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	230,960
New Jersey Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	584,155
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	573,955
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	865,207
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	267,807
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	257,803
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	258,835
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	525,000	472,290

		12,144,399
New Mexico 1.57%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	493,563
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	245,752
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	515,480
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	130,000	131,148
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	210,000	212,356
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,566

		1,676,865

See accompanying notes which are an integral part of these schedule of investments.

New York 24.82%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	224,828
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	293,215
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	61,773
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	142,418
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	279,540
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	285,620
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	109,452
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	276,100
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	116,617
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	568,050
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,172,680
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	284,207
Metropolitan Transportation Authority, Revenue Bonds, Subseries C-1, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	627,510
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	305,652
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	578,755
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	60,946
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	575,755
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	586,295
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	293,975
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	526,885
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	269,582
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	273,115

See accompanying notes which are an integral part of these schedule of investments.

New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	172,071
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	269,110
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	264,075
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	108,675
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	268,740
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	109,280
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,519,215
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,402
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	731,633
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	147,304
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, 5.00%, 03/01/36	115,000	116,709
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	278,500
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/26 @ 100, (State Aid Withholding), 5.00%, 07/15/31	750,000	914,632
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	306,935
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	589,750
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,195,680
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	31,109
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	568,505
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	125,330
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	123,558
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	119,192
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	174,119
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	102,673

See accompanying notes which are an integral part of these schedule of investments.

New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	289,295
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	379,366
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,156,900
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	283,100
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	47,352
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	118,302
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	226,404
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	569,210
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	179,428
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	115,720
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	199,028
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	451,801
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	288,100
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	823,725
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	210,610
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	105,099
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	213,292
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	156,096
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	260,753
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	523,860
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	114,763
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	476,825
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	476,825
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	252,383
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	250,588
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,020,660

See accompanying notes which are an integral part of these schedule of investments.

State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	53,279
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	125,217
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	300,022
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	367,111
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/21	50,000	60,009
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/23	100,000	124,271

		26,469,561
North Carolina 0.68%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	109,504
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	274,150
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	222,320
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	117,289

		723,263
North Dakota 0.09%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	101,591

Ohio 0.71%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	79,991
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	399,781
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	275,085

		754,857
Oklahoma 0.24%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	261,718

Oregon 0.35%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	114,994
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	41,017
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	215,560

		371,571

See accompanying notes which are an integral part of these schedule of investments.

Pennsylvania 6.96%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	577,900
City of Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	763,875
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	223,837
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	156,169
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	589,975
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	108,614
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	102,085
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	110,030
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	290,458
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	560,545
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, (AGM), 5.25%, 07/15/28	150,000	192,275
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,255,060
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	566,295
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	114,025
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	285,887
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	524,885

		7,421,915
Puerto Rico 1.59%
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	60,250
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	104,834
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4-REMK 09/1, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	202,508
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	161,413
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, 5.50%, 07/01/19	500,000	521,580
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	171,875
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	107,763
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	61,750
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 05/06/16 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	156,875
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	142,200

		1,691,048

See accompanying notes which are an integral part of these schedule of investments.

Rhode Island 1.86%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	140,000	143,074
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	235,378
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	514,565
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	269,032
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	232,088
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	550,095
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	39,067

		1,983,299
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	54,763

Tennessee 0.32%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	115,883
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	228,286

		344,169
Texas 2.42%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	585,935
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	520,550
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	264,017
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	136,108
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	194,705
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	118,443
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	261,560
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	110,344

See accompanying notes which are an integral part of these schedule of investments.

Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	112,487
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	51,440
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	114,205
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	113,346

		2,583,140
Utah 0.39%
University of Utah/The, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	288,860
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL III, Callable 01/01/21 @ 100, 5.25%, 01/01/25	40,000	41,855
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL II, Callable 01/01/21 @ 100, 5.75%, 01/01/33	75,000	80,375

		411,090
Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	246,857

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	109,318

Virginia 0.47%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	220,762
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	279,487

		500,249
Washington 1.85%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,112,240
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	280,227
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	578,910

		1,971,377
West Virginia 0.47%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	225,652
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	276,832

		502,484

See accompanying notes which are an integral part of these schedule of investments.

Wisconsin 0.57%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	101,692
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	406,768
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	95,000	102,709

		611,169
Wyoming 0.48%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	500,000	508,090

Total Municipal Bonds (Cost $99,407,845)		105,808,481
Total Investments – 99.21% (Cost $99,407,845)		105,808,481
Other Assets in Excess of Liabilities – 0.79%		844,697

NET ASSETS – 100.00%		$106,653,178

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

At March 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$7,039,291
Gross unrealized depreciation	(640,931)

Net unrealized appreciation	$6,398,360
Aggregate cost of securities for income tax purposes	$99,410,121

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | March 31, 2016 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.17%
CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$65,388	$61,038
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	70,689	65,987
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	222,282	220,758
Total Collateralized Mortgage Obligations (Cost $243,133)		347,783
Municipal Bonds 75.61%
Alabama 2.64%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,218,840
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	802,545
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	560,805

		5,582,190
Arizona 1.44%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	253,877
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,550,217
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,239,797

		3,043,891
California 7.24%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	590,392
Bay Area Toll Authority, Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,474,560
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	354,542
City & County of San Francisco CA, General Obligation Unlimited, 6.26%, 06/15/30	450,000	590,949
City of Tulare, CA Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,173,810
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,202,660
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	213,273
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	588,620
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	660,500
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	578,230

See accompanying notes which are an integral part of these schedule of investments.

Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,616,998
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	608,955
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,259,570
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	657,785
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,356,730
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	261,368
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	510,000	610,521
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1-, 6.25%, 08/01/30	1,250,000	1,500,300

		15,299,763
Colorado 1.00%
Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	274,170
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	274,712
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,297,360
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	272,930

		2,119,172
Connecticut 1.27%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,164,480
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	562,365
State of Connecticut, General Obligation Unlimited, Series A, 5.85%, 03/15/32	780,000	964,096

		2,690,941
District of Columbia 0.27%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	570,635

Florida 6.15%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	222,524
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	110,358
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,538,725
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	322,236
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	286,612
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	476,976

See accompanying notes which are an integral part of these schedule of investments.

City of Tallahassee FL Consolidated Utility Revenue, Revenue Bonds, 5.22%, 10/01/40	300,000	360,756
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	574,570
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,328,670
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	292,967
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	823,245
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	572,990
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,137,510
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	195,461
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,738,335
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,115,480
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	295,612
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,092,540
Town of Davie, FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	295,342
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	199,050

		12,979,959
Georgia 2.38%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,948,175
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,085,080

		5,033,255
Hawaii 0.74%
State of Hawaii, General Obligation Unlimited, Series FA, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,554,770

Idaho 0.43%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	909,747

Illinois 3.23%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	162,648
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	535,615
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	292,502

See accompanying notes which are an integral part of these schedule of investments.

Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	900,774
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,102,370
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	653,277
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	284,537
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,827,690
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	563,120
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	488,616

		6,811,149
Indiana 1.39%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,015,940
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,012,960
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	915,280

		2,944,180
Kansas 0.70%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	435,981
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,051,670

		1,487,651
Kentucky 1.36%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	272,585
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	455,668
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,072,180
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,060,560

		2,860,993
Louisiana 1.51%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	524,080
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,026,980
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,644,597

		3,195,657

See accompanying notes which are an integral part of these schedule of investments.

Massachusetts 0.64%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	220,000	255,666
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	910,477
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	185,001

		1,351,144
Michigan 2.88%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	540,860
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	225,486
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	262,215
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	268,097
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/18/16 @ 103, (AGM), 6.83%, 05/01/40	250,000	251,910
Michigan Finance Authority, Revenue Bonds, Series A, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	254,253
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	495,000	547,218
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	565,080
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,635,000	2,417,138
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	541,221
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	160,374
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,412
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/16 @ 103, (OID), 6.70%, 05/01/35	50,000	51,725

		6,090,989
Mississippi 0.86%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	813,429
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	1,005,160

		1,818,589
Missouri 2.75%
City of Kansas City, MO, Revenue Bonds, Series D, 7.83%, 04/01/40	2,500,000	3,282,775
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	265,158
City of St Charles, MO, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	281,603
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,356,240
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	617,319

		5,803,095

See accompanying notes which are an integral part of these schedule of investments.

Nebraska 0.66%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	226,176
Omaha Public Power District, Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,169,740

		1,395,916
Nevada 2.95%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,321,903
County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,170,210
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	335,622
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,104,079
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,061,678
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	232,967

		6,226,459
New Jersey 2.77%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 05/06/16 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	501,005
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	543,340
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	539,040
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,124,770
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	398,334
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	360,070
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	558,265
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,827,473

		5,852,297
New York 9.48%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	568,565
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	118,138
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	284,432
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	567,680
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	180,206
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	571,690

See accompanying notes which are an integral part of these schedule of investments.

County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	598,890
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	230,227
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	501,899
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,360,370
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	157,241
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	597,150
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,058,680
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,073,330
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,689,425
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, 5.90%, 03/01/46	680,000	740,309
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	596,035
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	691,445
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	300,000	369,534
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	570,515
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,085,410
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	228,460
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	533,405
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,055,490
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,223,161
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	180,026
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	192,249

		20,023,962
North Carolina 0.12%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	261,802

See accompanying notes which are an integral part of these schedule of investments.

Ohio 3.72%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	625,955
American Municipal Power, Inc., Revenue Bonds, Series E, 6.27%, 02/15/50	1,050,000	1,273,114
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	558,080
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,883,506
Cincinnati City School District, Refunding Bonds, Certificate Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	198,490
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,263,340
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	637,255
Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	265,438
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	131,535
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	504,410
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	209,492
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	294,935

		7,845,550
Oklahoma 0.26%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	553,150

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	281,787

Pennsylvania 1.54%
Pennsylvania Turnpike Commission, Revenue Bonds, 6.38%, 12/01/37	230,000	283,645
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	727,820
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	512,145
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	366,234
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,186,520
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	172,331

		3,248,695

See accompanying notes which are an integral part of these schedule of investments.

Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	102,439

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	265,323

South Dakota 0.21%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	445,096

Tennessee 2.55%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,637,235
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,712,040
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	514,825
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	513,010

		5,377,110
Texas 6.11%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,053,536
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	849,300
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	519,355
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	283,850
County of Bexar, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	574,445
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	2,039,670
Dallas County Hospital District, General Obligation Limited, Series C, 5.62%, 08/15/44	520,000	672,896
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	273,197
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,150,480
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,010,290
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	327,613
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,415,980
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	948,933
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	785,017

		12,904,562

See accompanying notes which are an integral part of these schedule of investments.

Utah 0.26%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	552,360

Virgin Islands 0.96%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,093,050
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	927,553

		2,020,603
Virginia 2.32%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 04/21/16 @ 100, (OID), 6.71%, 06/01/46	6,085,000	4,909,621

Washington 1.07%
City of Seattle, WA Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	297,932
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	283,440
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	775,366
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	602,820
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	296,137

		2,255,695
West Virginia 0.94%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,200,000	1,974,104

Wisconsin 0.50%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,063,440

Total Municipal Bonds (Cost $145,875,149)		159,707,741
Common Stocks 4.89%
Energy 3.51%
Buckeye Partners LP	10,590	719,485
Calumet Specialty Products Partners LP	8,500	99,875
Cone Midstream Partners LP	8,500	106,335
Enbridge Energy Partners LP	34,519	632,388
Energy Transfer Partners LP	33,631	1,087,627

See accompanying notes which are an integral part of these schedule of investments.

EnLink Midstream Partners LP	33,865	408,751
Enterprise Products Partners LP	34,400	846,928
Global Partners LP	7,215	97,403
Magellan Midstream Partners LP	4,700	323,360
MPLX LP	26,000	771,940
Plains All American Pipeline LP	3,200	67,104
Spectra Energy Partners LP	6,400	307,968
Targa Resources Corp.	12,739	380,387
TC PipeLines LP	10,695	515,713
Tesoro Logistics LP	6,405	292,452
USA Compression Partners LP	12,796	150,353
Western Gas Partners LP	13,750	596,887

		7,404,956
Financials 0.09%
Blackstone Group LP/The	7,100	199,155

Real Estate Investment Trusts 1.18%
Apple Hospitality REIT, Inc.	22,539	446,498
Blackstone Mortgage Trust, Inc.	11,565	310,636
City Office REIT, Inc.	20,000	228,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,792	1,495,162

		2,480,296
Telecommunication Services 0.11%
AT&T, Inc.	6,000	235,020

Total Common Stocks (Cost $11,403,322)		10,319,427
Corporate Bonds 7.96%
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	214,000
DDR Corp., 7.50%, 07/15/18	500,000	553,146
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,113,177
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	973,036
Duke Realty LP, 4.38%, 06/15/22	250,000	263,629
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	101,913
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	392,632
Fifth Third BanCorp., 8.25%, 03/01/38	250,000	366,449
General Electric Co., 5.00%, 12/29/49 (b)	1,765,000	1,820,156
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	581,456
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,617,403
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	481,690
Kilroy Realty LP, 4.80%, 07/15/18	100,000	105,308
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	238,016
MetLife Capital Trust X, 9.25%, 04/08/38 (a)	1,500,000	2,038,125
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,522,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	394,974
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	491,000
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	955,209

See accompanying notes which are an integral part of these schedule of investments.

Qwest Corp., 7.13%, 11/15/43	1,000,000	961,250
Simon Property Group LP, 10.35%, 04/01/19	150,000	185,072
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,171,818
Valero Energy Corp., 8.75%, 06/15/30	224,000	275,347
Total Corporate Bonds (Cost $16,396,997)		16,817,306
Preferred Stocks 9.91%
Financials 2.53%
Aegon NV, 8.00%	12,900	348,171
Aflac, Inc., 5.50%	8,850	228,242
American Financial Group, Inc., 6.00%	8,700	220,980
Aviva PLC, 8.25%	12,990	342,027
Bank of New York Mellon Corp./The, 5.20%	8,700	223,155
First Republic Bank, 5.70%	9,000	232,650
Hancock Holding Co., 5.95%	3,700	92,500
HSBC Finance Corp., 6.36%	10,000	250,800
JPMorgan Chase & Co, 5.45%	4,480	114,240
JPMorgan Chase & Co., 6.30%	8,750	230,475
KKR Financial Holdings LLC, 7.38%	9,600	258,240
KKR Financial Holdings LLC, 7.50%	10,000	262,300
KKR Financial Holdings LLC, 8.38%	30,000	784,200
PNC Financial Services Group, Inc./The, 5.38%	4,250	109,480
Protective Life Corp., 6.25%	11,300	296,060
State Street Corp., 5.25%	8,050	208,093
Torchmark Corp., 6.13%	10,000	251,400
U.S. Bancorp, 6.50%	7,300	214,766
Wells Fargo & Co., 5.70%	20,000	518,000
Wells Fargo & Co., 5.20%	15,850	406,077

		5,341,056
Industrials 0.32%
Pitney Bowes, Inc., 6.70%	5,700	153,273
Stanley Black & Decker, Inc., 5.75%	20,687	539,103

		692,376
Real Estate Investment Trusts 6.41%
DDR Corp., 6.50%	9,184	238,325
Digital Realty Trust, Inc., 6.35%	23,036	594,329
Digital Realty Trust, Inc., 6.63%	11,552	306,128
Digital Realty Trust, Inc., 7.00%	33,392	851,162
Equity Commonwealth, 5.75%	10,000	250,200
Kilroy Realty Corp., 6.88%	20,264	530,917
Kimco Realty Corp., 6.00%	32,490	841,816
Kimco Realty Corp., 5.50%	39,809	1,021,897
Kimco Realty Corp., 5.63%	24,367	621,115
National Retail Properties, Inc., 6.63%	14,440	376,884
PS Business Parks, Inc., 6.45%	13,537	349,255
PS Business Parks, Inc., 6.00%	40,522	1,045,873
PS Business Parks, Inc., 5.70%	6,498	167,064

See accompanying notes which are an integral part of these schedule of investments.

Public Storage, 5.90%	12,487	321,790
Public Storage, 5.88%	7,076	189,849
Public Storage, 6.35%	32,490	832,069
Public Storage, 6.50%	14,440	361,722
Regency Centers Corp., 6.00%	28,225	720,302
Regency Centers Corp., 6.63%	36,221	942,108
Senior Housing Properties Trust, 5.63%	26,660	667,033
Taubman Centers, Inc., 6.25%	13,046	330,977
Taubman Centers, Inc., 6.50%	9,416	240,202
Ventas Capital Corp., 5.45%	10,000	262,700
Vornado Realty Trust, 6.88%	16,170	409,101
Vornado Realty Trust, 5.40%	12,298	307,573
Welltower, Inc., 6.50%	28,880	756,945

		13,537,336
Utilities 0.53%
Duke Energy Corp., 5.13%	9,030	234,961
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	170,381
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	224,640
SCE Trust I, 5.63%	19,125	487,879

		1,117,861
Total Preferred Stocks (Cost $20,351,924)		20,939,429
Money Market 0.52%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.43% (c)	1,091,505	1,091,505
Total Money Market (Cost $1,091,505)		1,091,505
Total Investments – 99.06% (Cost $195,362,030)		209,223,191
Other Assets in Excess of Liabilities – 0.94%		1,993,465

NET ASSETS – 100.00%		$211,216,656

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, total illiquid restricted securities amounted to $2,430,757 or 1% of net assets.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2016.
(c)	Rate disclosed is the seven day yield as of March 31, 2016.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — Assured Guaranty Municipal Corp. Custody Receipts

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

See accompanying notes which are an integral part of these schedule of investments.

At March 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$17,947,079
Gross unrealized depreciation	(4,100,112)

Net unrealized appreciation	$13,846,967
Aggregate cost of securities for income tax purposes	$195,376,224

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | March 31, 2016 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 38.53%
Alabama 1.93%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$1,054,710

Arizona 2.12%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	498,930
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	659,891

		1,158,821
California 3.29%
City of Newport Beach, CA, Certificate Participation, Public Improvements, Build America Revenue Bonds, 7.17%, 07/01/40	800,000	1,053,200
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	740,552

		1,793,752
Florida 2.66%
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, 5.07%, 04/01/50	390,000	437,272
Pasco County School Board, School Improvements, Certificate Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	1,013,400

		1,450,672
Georgia 2.16%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,179,270

Kansas 1.93%
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,051,670

Louisiana 0.95%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	515,495

Michigan 1.92%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,048,200

Minnesota 0.48%
Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, 4.19%, 07/01/27	250,000	261,768

See accompanying notes which are an integral part of these schedule of investments.

Nebraska 2.99%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,628,890

Nevada 0.24%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	132,332

New Jersey 1.38%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	753,322

New York 1.65%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	303,149
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	334,908
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	263,873

		901,930
Ohio 5.67%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,521,570
American Municipal Power, Inc., Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,455,710
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	117,922

		3,095,202
Oregon 1.86%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	1,014,020

Pennsylvania 1.96%
City of Reading, PA, General Obligation Unlimited, Refunding Revenue Bonds, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,069,550

Tennessee 1.43%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	678,010
Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding Revenue Bonds, Series B, 3.49%, 07/01/29	100,000	102,431

		780,441
Texas 1.58%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	862,860

See accompanying notes which are an integral part of these schedule of investments.

Wisconsin 2.33%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,270,550

Total Municipal Bonds (Cost $20,095,674)		21,023,455
Preferred Stocks 20.68%
Financials 9.19%
Aegon NV, 8.00%	2,000	53,980
Aegon NV, 6.38%	10,000	253,900
Aviva PLC, 8.25%	2,000	52,660
BGC Partners, Inc., 8.13%	11,550	302,264
Capital One Financial Corp., 6.70%	10,000	271,600
Citigroup, Inc., 6.88%	12,000	328,320
Citigroup, Inc., 6.30%	10,000	260,200
First Republic Bank, 5.70%	10,000	258,500
Hancock Holding Co., 5.95%	10,200	255,000
HSBC Finance Corp., 6.36%	10,000	250,800
JPMorgan Chase & Co., 6.10%	10,000	261,300
JPMorgan Chase & Co., 6.70%	10,000	277,000
JPMorgan Chase & Co., 6.30%	15,750	414,855
KKR Financial Holdings LLC, 7.38%	9,600	258,240
Northern Trust Corp., 5.85%	6,000	161,700
Torchmark Corp., 6.13%	10,000	251,400
Wells Fargo & Co., 5.70%	20,000	518,000
Zions Bancorp, 6.95%	20,000	584,400

		5,014,119
Industrials 0.59%
Pitney Bowes, Inc., 6.70%	12,000	322,680

Information Technology 0.46%
eBay, Inc., 6.00%	10,000	252,000

Real Estate Investment Trusts 7.73%
Alexandria Real Estate Equities, Inc., 6.45%	10,800	279,720
CBL & Associates Properties, Inc., 6.63%	2,640	63,334
CBL & Associates Properties, Inc., 7.38%	4,800	118,800
DDR Corp., 6.50%	11,500	298,425
Digital Realty Trust, Inc., 7.38%	13,848	384,282
Digital Realty Trust, Inc., 6.35%	13,015	335,787
Equity Commonwealth, 5.75%	10,000	250,200
Equity Commonwealth, 7.25%	14,060	357,405
Equity Commonwealth, 6.50%	6,000	149,820
Gramercy Property Trust, 7.13%	3,000	78,000
Kilroy Realty Corp., 6.88%	2,495	65,369
LaSalle Hotel Properties, 7.50%	10,339	261,990
Pebblebrook Hotel Trust, 8.00%	2,600	67,028
Public Storage, 5.40%	10,000	255,600

See accompanying notes which are an integral part of these schedule of investments.

Realty Income Corp., 6.63%	6,500	169,195
SL Green Realty Corp., 6.50%	8,100	212,868
Taubman Centers, Inc., 6.25%	3,211	81,463
Taubman Centers, Inc., 6.50%	16,436	419,282
Urstadt Biddle Properties, Inc., 6.75%	4,000	106,500
Urstadt Biddle Properties, Inc., 7.13%	10,000	264,000

		4,219,068
Telecommunication Services 0.96%
Qwest Corp., 6.88%	12,000	306,000
United States Cellular Corp., 7.25%	8,500	217,430

		523,430
Utilities 1.75%
Duke Energy Corp., 5.13%	10,000	260,200
Entergy Mississippi, Inc., 6.00%	2,150	55,255
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	256,000
SCE Trust I, 5.63%	10,000	255,100
SCE Trust II, 5.10%	5,000	126,600

		953,155
Total Preferred Stocks (Cost $10,859,286)		11,284,452
Common Stocks 34.23%
Consumer Staples 2.07%
Altria Group, Inc.	6,590	412,929
Philip Morris International, Inc.	5,310	520,964
Reynolds American, Inc.	3,852	193,794

		1,127,687
Energy 12.32%
Buckeye Partners LP	5,705	387,598
Calumet Specialty Products Partners LP	14,620	171,785
Cheniere Energy Partners LP	11,400	328,776
Cone Midstream Partners LP	21,900	273,969
Enbridge Energy Partners LP	22,561	413,318
Energy Transfer Partners LP	15,903	514,303
EnLink Midstream Partners LP	20,140	243,090
Enterprise Products Partners LP	29,580	728,260
Magellan Midstream Partners LP	3,825	263,160
MPLX LP	26,550	788,269
Plains All American Pipeline LP	13,870	290,854
Southcross Energy Partners LP	1,236	1,298
Spectra Energy Partners LP	5,305	255,277
Sunoco Logistics Partners LP	17,450	437,472
Sunoco LP	7,200	238,536
Targa Resources Corp.	7,750	231,415
TC PipeLines LP	6,320	304,750
Tesoro Logistics LP	14,285	652,253
USA Compression Partners LP	16,966	199,351

		6,723,734

See accompanying notes which are an integral part of these schedule of investments.

Financials 1.18%
BGC Partners, Inc.	32,644	295,428
Blackstone Group LP/The	12,505	350,765

		646,193
Real Estate Investment Trusts 14.01%
Apple Hospitality REIT, Inc.	43,150	854,801
Ashford Hospitality Trust, Inc.	33,500	213,730
Blackstone Mortgage Trust, Inc.	18,305	491,672
Chesapeake Lodging Trust	7,700	203,742
City Office REIT, Inc.	56,470	643,758
Digital Realty Trust, Inc.	4,760	421,212
Gramercy Property Trust	49,314	416,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,829	1,495,873
Hersha Hospitality Trust	9,100	194,194
Independence Realty Trust, Inc.	76,579	545,242
Lexington Realty Trust	65,336	561,890
Starwood Property Trust, Inc.	42,190	798,657
Welltower, Inc.	3,000	208,020
WP Carey, Inc.	9,550	594,392

		7,643,886
Telecommunication Services 2.28%
AT&T, Inc.	27,639	1,082,620
Verizon Communications, Inc.	2,950	159,536

		1,242,156
Utilities 2.37%
American Electric Power Co., Inc.	6,170	409,688
Consolidated Edison, Inc.	8,010	613,726
Duke Energy Corp.	3,335	269,068

		1,292,482
Total Common Stocks (Cost $19,515,510)		18,676,138
Corporate Bonds 5.26%
American University, 4.32%, 04/01/45	250,000	250,477
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	101,913
Ford Motor Co., 9.98%, 02/15/47	500,000	717,711
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	286,751
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	992,900
Wells Fargo & Co., 7.98%, 03/29/49 (a)	500,000	518,075
Total Corporate Bonds (Cost $2,878,026)		2,867,827
Money Market 0.99%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.43% (b)	538,522	538,522
Total Money Market (Cost $538,522)		538,522

See accompanying notes which are an integral part of these schedule of investments.

Total Investments – 99.69% (Cost $53,887,018)	54,390,394
Other Assets in Excess of Liabilities – 0.31%	168,027

NET ASSETS – 100.00%	$54,558,421

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2016.
(b)	Rate disclosed is the seven day yield as of March 31, 2016.

AGM — Assured Guaranty Municipal Corp.

LP — Limited Partnership

OID — Original Issue Discount

REIT — Real Estate Investment Trust

At March 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$3,066,388
Gross unrealized depreciation	(2,572,841)

Net unrealized appreciation	$493,547
Aggregate cost of securities for income tax purposes	$53,896,847

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2016, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$113,558,164	$—	$—	$113,558,164
Preferred Stocks*	2,432,223	—	—	2,432,223
Municipal Bonds	—	548,512	—	548,512

Total	$115,990,387	$548,512	$—	$116,538,899

Liabilities
Written Call Options	$(13,608)	$—	$—	$(13,608)

Total	$(13,608)	$—	$—	$(13,608)

Value Fund
Assets
Common Stocks*	$67,124,384	$—	$—	$67,124,384
Preferred Stocks*	3,476,845	—	—	3,476,845
Money Market	952,501	—	—	952,501

Total	$71,553,730	$—	$—	$71,553,730

Liabilities
Written Call Options	$(5,860)	$—	$—	$(5,860)

Total	$(5,860)	$—	$—	$(5,860)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$—	$105,808,481	$—	$105,808,481

Total	$—	$105,808,481	$—	$105,808,481

Income Fund
Assets
Collateralized Mortgage
Obligations	$—	$347,783	$—	$347,783
Municipal Bonds	—	159,707,741	—	159,707,741
Common Stocks*	10,319,427	—	—	10,319,427
Corporate Bonds	—	16,817,306	—	16,817,306
Preferred Stocks*	20,939,429	—	—	20,939,429
Money Market	1,091,505	—	—	1,091,505

Total	$32,350,361	$176,872,830	$—	$209,223,191

Opportunity Fund
Assets
Municipal Bonds	$—	$21,023,455	$—	$21,023,455
Preferred Stocks*	11,284,452	—	—	11,284,452
Common Stocks*	18,676,138	—	—	18,676,138
Corporate Bonds	—	2,867,827	—	2,867,827
Money Market	538,522	—	—	538,522

Total	$30,499,112	$23,891,282	$—	$54,390,394

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016

(UNAUDITED)

The Funds did not have any transfers between levels during the period ended March 31, 2016. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2016, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,967	$392,632
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,114,021	2,038,125

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/25/16

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 5/25/16